Income Taxes - Disclosure of Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates to Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Income before income taxes	$ 23,008	$ 8,704
Canadian federal and provincial income tax rates	27.00%	27.00%
Income tax expense based on the above rates	$ 6,212	$ 2,350
Non-deductible expenses and permanent differences	1,409	1,053
Non-taxable portion of capital gain	(1,209)	(4)
Change in future substantively enacted tax rate	0	(401)
Other	199	(166)
Income tax expense	$ 6,611	$ 2,832